Distribution Date:	11/18/22	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
Determination Date:	11/14/22
Next Distribution Date:	12/16/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, Inc.
Bond / Collateral Reconciliation - Balances	8		Bonita Erbstein	(305) 695-5691	berbstein@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Trust Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	15		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	16		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	U.S. Bank National Association
Specially Serviced Loan Detail - Part 2	21		General Contact	(312) 332-7457
Modified Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61761DAA0	0.664000%	67,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61761DAB8	1.868000%	236,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61761DAC6	2.506000%	72,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61761DAD4	2.858000%	411,447,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
AS	61761DAE2	3.476000%	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.25%
B	61761DAF9	3.930000%	50,557,000.00	39,107,688.69	37,828,092.75	128,077.68	0.00	0.00	37,956,170.43	1,279,595.94	99.30%	16.75%
C	61761DAH5	4.536000%	43,536,000.00	43,536,000.00	0.00	164,566.08	0.00	0.00	164,566.08	43,536,000.00	75.44%	12.88%
D	61761DAQ5	4.647234%	21,065,000.00	21,065,000.00	0.00	81,578.32	0.00	0.00	81,578.32	21,065,000.00	63.90%	11.00%
E	61761DAS1	4.647234%	40,727,000.00	40,727,000.00	0.00	157,723.25	0.00	0.00	157,723.25	40,727,000.00	41.59%	7.38%
F	61761DAU6	4.647234%	9,831,000.00	9,831,000.00	0.00	38,072.46	0.00	0.00	38,072.46	9,831,000.00	36.20%	6.50%
G	61761DAW2	4.500000%	19,661,000.00	19,661,000.00	0.00	73,728.75	0.00	0.00	73,728.75	19,661,000.00	25.43%	4.75%
H	61761DAY8	4.500000%	12,639,000.00	12,639,000.00	0.00	47,396.25	0.00	0.00	47,396.25	12,639,000.00	18.50%	3.63%
J	61761DBA9	4.500000%	40,727,393.00	33,764,999.81	0.00	30,244.30	0.00	0.00	30,244.30	33,764,999.81	0.00%	0.00%
R	61761DBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,123,496,394.00	220,331,688.50	37,828,092.75	721,387.09	0.00	0.00	38,549,479.84	182,503,595.75

X-A	61761DAJ1	4.647234%	884,753,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61761DAL6	0.397998%	94,093,000.00	82,643,688.69	0.00	27,410.03	0.00	0.00	27,410.03	44,815,595.94
X-C	61761DAN2	0.070645%	144,650,393.00	137,687,999.81	0.00	8,105.84	0.00	0.00	8,105.84	137,687,999.81
Notional SubTotal			1,123,496,393.00	220,331,688.50	0.00	35,515.87	0.00	0.00	35,515.87	182,503,595.75

Deal Distribution Total					37,828,092.75	756,902.96	0.00	0.00	38,584,995.71

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PST. For details on the current status and

	payments of Class PST, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61761DAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61761DAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61761DAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61761DAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
AS	61761DAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61761DAF9	773.53657634	748.22661056	2.53333228	0.00000000	0.00000000	0.00000000	0.00000000	750.75994284	25.30996578
C	61761DAH5	1,000.00000000	0.00000000	3.78000000	0.00000000	0.00000000	0.00000000	0.00000000	3.78000000	1,000.00000000
D	61761DAQ5	1,000.00000000	0.00000000	3.87269499	0.00000000	0.00000000	0.00000000	0.00000000	3.87269499	1,000.00000000
E	61761DAS1	1,000.00000000	0.00000000	3.87269502	0.00000000	0.00000000	0.00000000	0.00000000	3.87269502	1,000.00000000
F	61761DAU6	1,000.00000000	0.00000000	3.87269454	0.00000000	0.00000000	0.00000000	0.00000000	3.87269454	1,000.00000000
G	61761DAW2	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
H	61761DAY8	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
J	61761DBA9	829.04888634	0.00000000	0.74260339	2.36632995	53.46769753	0.00000000	0.00000000	0.74260339	829.04888634
R	61761DBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61761DAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61761DAL6	878.31920217	0.00000000	0.29130785	0.00000000	0.00000000	0.00000000	0.00000000	0.29130785	476.29043542
X-C	61761DAN2	951.86744366	0.00000000	0.05603746	0.00000000	0.00000000	0.00000000	0.00000000	0.05603746	951.86744366

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AS	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	10/01/22 - 10/30/22	30	0.00	27,410.03	0.00	27,410.03	0.00	0.00	0.00	27,410.03	0.00
X-C	10/01/22 - 10/30/22	30	0.00	8,105.84	0.00	8,105.84	0.00	0.00	0.00	8,105.84	0.00
B	10/01/22 - 10/30/22	30	0.00	128,077.68	0.00	128,077.68	0.00	0.00	0.00	128,077.68	0.00
C	10/01/22 - 10/30/22	30	0.00	164,566.08	0.00	164,566.08	0.00	0.00	0.00	164,566.08	0.00
D	10/01/22 - 10/30/22	30	0.00	81,578.32	0.00	81,578.32	0.00	0.00	0.00	81,578.32	0.00
E	10/01/22 - 10/30/22	30	0.00	157,723.25	0.00	157,723.25	0.00	0.00	0.00	157,723.25	0.00
F	10/01/22 - 10/30/22	30	0.00	38,072.46	0.00	38,072.46	0.00	0.00	0.00	38,072.46	0.00
G	10/01/22 - 10/30/22	30	0.00	73,728.75	0.00	73,728.75	0.00	0.00	0.00	73,728.75	0.00
H	10/01/22 - 10/30/22	30	0.00	47,396.25	0.00	47,396.25	0.00	0.00	0.00	47,396.25	0.00
J	10/01/22 - 10/30/22	30	2,081,225.48	126,618.75	0.00	126,618.75	96,374.45	0.00	0.00	30,244.30	2,177,599.93
Totals			2,081,225.48	853,277.41	0.00	853,277.41	96,374.45	0.00	0.00	756,902.96	2,177,599.93

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61761DAE2	N/A	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AS (PST)	NA	N/A	98,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61761DAF9	3.930000%	50,557,000.00	39,107,688.69	37,828,092.75	128,077.68	0.00	0.00	37,956,170.43	1,279,595.94
B (PST)	NA	N/A	50,557,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61761DAH5	4.536000%	43,536,000.00	43,536,000.00	0.00	164,566.08	0.00	0.00	164,566.08	43,536,000.00
C (PST)	NA	N/A	43,536,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			384,798,000.00	82,643,688.69	37,828,092.75	292,643.76	0.00	0.00	38,120,736.51	44,815,595.94

Exchangeable Certificate Details
PST	61761DAG7	N/A	192,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			192,399,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	38,584,995.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	858,363.25	Master Servicing Fee	3,752.38
Interest Reductions due to Nonrecoverability Determination	(81,600.07)	Certificate Administrator Fee	711.49
Interest Adjustments	0.00	Trustee Fee	85.38
Deferred Interest	0.00	Trust Advisor Fee	237.16
ARD Interest	0.00	Insurer Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	776,763.18
		Total Fees	4,786.41

Principal		Expenses/Reimbursements
Scheduled Principal	233,130.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	19,467.23
Principal Prepayments	37,594,962.60	Special Servicing Fees (Monthly)	(4,063.40)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(330.00)
Total Principal Collected	37,828,092.75	Total Expenses/Reimbursements	15,073.83

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	756,902.96
Excess Liquidation Proceeds	0.00	Principal Distribution	37,828,092.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	38,584,995.71
Total Funds Collected	38,604,855.93	Total Funds Distributed	38,604,855.95

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	220,331,688.50	220,331,688.50	Beginning Certificate Balance	220,331,688.50
(-) Scheduled Principal Collections	233,130.15	233,130.15	(-) Principal Distributions	37,828,092.75
(-) Unscheduled Principal Collections	37,594,962.60	37,594,962.60	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	182,503,595.75	182,503,595.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	222,656,912.83	222,656,912.83	Ending Certificate Balance	182,503,595.75
Ending Actual Collateral Balance	184,488,189.05	184,488,189.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	6,962,393.89	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	6,962,393.89	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	2	19,302,693.06	10.58%	(1)	4.7619	2.432411	1.10 or less	1	17,387,408.19	9.53%	(3)	5.4500	(0.549100)
10,000,001 to 20,000,000	1	17,387,408.19	9.53%	(3)	5.4500	(0.549100)	1.11-1.30	1	20,813,494.50	11.40%	(2)	4.6800	1.297700
20,000,001 to 30,000,000	1	20,813,494.50	11.40%	(2)	4.6800	1.297700	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	1	125,000,000.00	68.49%	(2)	4.3700	2.069200	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181	2.01-2.10	2	134,933,886.27	73.93%	(2)	4.3913	2.068015
							2.11-2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 or greater	1	9,368,806.79	5.13%	(2)	4.8700	2.834600
							Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	2	19,302,693.06	10.58%	(1)	4.7619	2.432411
							Office	1	20,813,494.50	11.40%	(2)	4.6800	1.297700
Illinois	1	20,813,494.50	11.40%	(2)	4.6800	1.297700
							Retail	4	161,690,101.25	88.60%	(2)	4.5329	1.831000
New York	2	142,387,408.19	78.02%	(2)	4.5019	1.749471
							Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181
Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	1	125,000,000.00	68.49%	(2)	4.3700	2.069200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	3	40,116,187.56	21.98%	(2)	4.7194	1.843688	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	1	17,387,408.19	9.53%	(3)	5.4500	(0.549100)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	5	182,503,595.75	100.00%	(2)	4.5497	1.770181
								Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	182,503,595.75	100.00%	(2)	4.5497	1.770181	Interest Only	1	125,000,000.00	68.49%	(2)	4.3700	2.069200
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	4	57,503,595.75	31.51%	(2)	4.9403	1.120179
	Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181	301-350 months	0	0.00	0.00%	0	0.0000	0.000000
								350 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	173,134,788.96	94.87%	(2)	4.5324	1.712582				None
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	9,368,806.79	5.13%	(2)	4.8700	2.834600
	Totals	5	182,503,595.75	100.00%	(2)	4.5497	1.770181
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	1238584	RT	New York	NY	Actual/360	4.370%	470,381.94	0.00	0.00	N/A	09/06/22	--	125,000,000.00	125,000,000.00	08/06/22
5	487100005	RT	Vineland	NJ	Actual/360	4.400%	142,985.34	37,738,066.55	0.00	N/A	08/01/22	--	37,738,066.55	0.00	11/01/22
13	487100013	OF	Chicago	IL	Actual/360	4.680%	84,060.93	45,298.17	0.00	N/A	09/01/22	--	20,858,792.67	20,813,494.50	10/01/21
15	1238908	RT	New York	NY	Actual/360	5.450%	0.00	0.00	0.00	08/10/22	12/31/23	--	17,387,408.19	17,387,408.19	04/10/20
28	487100003	RT	Palmdale	CA	Actual/360	4.660%	39,955.91	23,283.04	0.00	N/A	10/01/22	--	9,957,169.31	9,933,886.27	09/01/22
31	1239035	RT	San Francisco	CA	Actual/360	4.870%	39,379.06	21,444.99	0.00	N/A	09/10/22	--	9,390,251.78	9,368,806.79	03/10/20
Totals							776,763.18	37,828,092.75	0.00				220,331,688.50	182,503,595.75

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,282,198.65	5,779,555.30	01/01/22	06/30/22	--	0.00	0.00	467,777.08	1,389,583.32	0.00	0.00
5	6,194,652.00	1,304,802.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	1,063,275.00	01/01/22	06/30/22	04/11/22	4,851,310.73	211,144.46	109,457.20	438,765.35	0.00	0.00
15	0.00	(762,848.00)	01/01/22	06/30/22	08/11/22	18,595,346.80	705,719.52	0.00	0.00	0.00	0.00
28	0.00	813,063.20	01/01/22	06/30/22	--	0.00	0.00	62,774.23	125,633.29	0.00	0.00
31	1,962,459.00	530,470.00	01/01/20	03/31/20	02/11/22	0.00	0.00	60,628.37	242,652.28	0.00	0.00
Totals	19,439,309.65	8,728,317.75				23,446,657.53	916,863.98	700,636.87	2,196,634.24	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
5	487100005	37,594,962.60	Disposition	0.00	0.00
Totals		37,594,962.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	2	38,200,902.69	0	0.00	0	0.00	1	37,594,962.60	4.549700%	4.272617%	(2)
10/17/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	1	20,858,792.67	0	0.00	0	0.00	0	0.00	4.524129%	4.258621%	(1)
09/16/22	0	0.00	0	0.00	1	17,387,408.19	0	0.00	1	20,906,615.97	0	0.00	0	0.00	1	4,851,985.67	4.563270%	4.444253%	0
08/17/22	0	0.00	0	0.00	3	47,773,084.74	0	0.00	1	20,951,540.36	0	0.00	0	0.00	3	30,652,899.84	4.570108%	4.481873%	1
07/15/22	0	0.00	0	0.00	3	47,839,000.97	0	0.00	1	20,996,284.43	0	0.00	0	0.00	1	7,275,868.52	4.629310%	4.573426%	2
06/17/22	0	0.00	0	0.00	3	47,908,650.64	0	0.00	1	21,043,573.59	0	0.00	0	0.00	4	91,841,145.76	4.600919%	4.548532%	2
05/17/22	0	0.00	0	0.00	3	47,974,015.68	0	0.00	1	21,087,948.26	0	0.00	0	0.00	6	25,827,587.93	4.612105%	4.563505%	4
04/18/22	0	0.00	0	0.00	3	48,043,134.03	0	0.00	1	21,134,881.32	0	0.00	0	0.00	2	7,981,448.30	4.618045%	4.570462%	5
03/17/22	0	0.00	0	0.00	3	48,107,952.27	0	0.00	1	21,178,889.50	0	0.00	0	0.00	1	13,083,004.81	4.621476%	4.574044%	6
02/17/22	0	0.00	0	0.00	3	48,184,619.89	0	0.00	1	21,230,967.88	0	0.00	0	0.00	1	4,789,269.69	4.620112%	4.573156%	7
01/18/22	0	0.00	0	0.00	3	48,248,862.86	0	0.00	1	21,274,590.38	0	0.00	0	0.00	0	0.00	4.624701%	4.577919%	8
12/17/21	0	0.00	0	0.00	3	48,312,844.63	0	0.00	1	21,318,037.79	0	0.00	0	0.00	0	0.00	4.624832%	4.578059%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1238584	08/06/22	2	5	467,777.08	1,389,583.32	0.00	125,000,000.00	09/23/22	2
13	487100013	10/01/21	12	5	109,457.20	438,765.35	957,287.36	21,407,165.21	01/28/21	7			10/05/21
15	1238908	04/10/20	30	6	0.00	0.00	983,629.04	18,066,097.22	05/22/20	7			10/14/22
28	487100003	09/01/22	1	5	62,774.23	125,633.29	0.00	9,981,646.20	10/13/22	13
31	1239035	03/10/20	31	5	60,628.37	242,652.28	4,537.00	10,033,280.42	06/19/20	1
Totals					700,636.87	2,196,634.24	1,945,453.40	184,488,189.05
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		165,116,188	0	144,302,693		20,813,495
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		17,387,408	0		0	17,387,408
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	182,503,596	0	9,933,886	125,000,000	9,368,807	38,200,903
Oct-22	220,331,689	0	9,957,169	125,000,000	64,515,727	20,858,793
Sep-22	231,892,016	21,299,873	0	125,000,000	64,685,527	20,906,616
Aug-22	350,575,097	207,513,019	0	0	122,110,538	20,951,540
Jul-22	419,698,912	371,859,911	0	0	26,842,717	20,996,284
Jun-22	474,903,349	426,994,699	0	0	26,865,077	21,043,574
May-22	567,800,769	519,826,754	0	0	26,886,067	21,087,948
Apr-22	594,798,708	546,755,574	0	0	26,908,253	21,134,881
Mar-22	603,905,168	555,797,216	0	0	26,929,063	21,178,890
Feb-22	618,322,723	570,138,103	0	0	26,953,652	21,230,968
Jan-22	624,267,084	576,018,221	0	0	26,974,272	21,274,590
Dec-21	625,417,522	577,104,678	0	0	26,994,807	21,318,038
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	1238584	125,000,000.00	125,000,000.00	195,000,000.00	06/11/12	11,654,904.33	2.09280	06/30/22	09/06/22	I/O
5	487100005	0.00	-	56,700,000.00	09/15/22	5,291,698.01	1.52020	03/31/22	08/01/22	176
13	487100013	20,813,494.50	21,407,165.21	20,000,000.00	02/23/22	2,144,173.34	1.36990	06/30/22	09/01/22	238
15	1238908	17,387,408.19	18,066,097.22	4,100,000.00	06/21/22	(1,538,339.89)	(0.54910)	06/30/22	12/31/23	236
28	487100003	9,933,886.27	9,981,646.20	16,300,000.00	06/19/12	1,639,602.59	2.14280	06/30/22	10/01/22	238
31	1239035	9,368,806.79	10,033,280.42	13,000,000.00	12/24/21	2,133,538.68	2.90710	03/31/20	09/10/22	237
Totals		182,503,595.75	184,488,189.05	305,100,000.00		21,325,577.07

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	1238584	RT	NY	09/23/22	2

The loan transferred SS on 9/27/22 following the 9/6/22 maturity. The loan is secured by a four-story, 84K SF retail condo unit in NYC occupied by 4 tenants. Best Buy (54% NRA) has LXP 1/2023 and has provided notice that they will vacate

10/2022. The remaining tenancy includes West Elm, JPM Chase and It's Sugar (MTM on a percentage rent basis). The borrower has engaged Park Bridge as their third party advisor. Lender will dual track foreclosure with workout

	discussions.

5	487100005	RT	NJ	08/05/22	11

Loan collateral is a 670,667 sf enclosed regional mall located in Vineland NJ. Loan matured on 8/1/2022. Borrower was unable to secure loan refinancing by Maturity Date. As a result, Borrower is requesting a 60 day extension to allow time to

	refin ance (maturity 8/1/2022). Pre-Negotiation Letter has been issued and fully executed. Loan has fully paid off as of 10/31/2022

13	487100013	OF	IL	01/28/21	7

REO Title Date: 10/5/21. Collateral (252,857 sf) is the leasehold interest of a 35-story, historical office tower located in downtown Chicago constructed in 1928 with a major renovation in 2010. The Property has seen a significant drop in occupancy from 97% in 2018 to 59.9% currently. Crossed with or is a Companion Loan to: N/A. Deferred Maintenance/Repair Issues: Boiler replacement is in the process of being completed. Leasing Summary: Two renewals totaling 907 SF

	have been completed. Marketing Summary: Property has been listed for sale traditionally and a buyer has been selected. The property is under contract and scheduled to close in December 2022.

15	1238908	RT	NY	05/22/20	7

REO Title Date: October 14, 2022. Description of Collateral: 6,664 single tenant retail property in Manhattan, NY. Subject was built in 1910 and was renovated in 2008. The improvements include 3,300 sf of grade level retail space, 3K sf of 2nd floor showroom space, and 3K sf of basement space (not included in NRA). Deferred Maintenance/Repair Issues: given recent title date, evaluating outstanding DM and necessary CapEx. 2023 budget is in process. Leasing Summary: vacant

	space is on the market f or lease, no ongoing activity to report. Marketing Summary: Asset is not currently listed for sale. JLL has been appointed as PM/leasing agent.

28	487100003	RT	CA	10/13/22	13
	The loan was not paid in full at maturity date (10-1-22).

31	1239035	RT	CA	06/19/20	1

Loan transferred to the Special Servicer on 6/19/2020 for Delinquent Payments. This Loan is secured by an 8,149 sf, 3-story, single-tenant, retail building located in San Francisco, California. The Property is currently 100% leased to Vijaya

Propert ies, LLC (dba Have a heart Compassion Care); however, tenant has not been paying rent since April 2020 due to the pandemic. Tenant is expected to re-take occupancy in late 2022. Foreclosure/NOD was filed on 4/7/2021. Once tenant has occupied space and starts paying rent, Borrower will attempt to secure take out financing. Lender is continuing discussions with the Borrower to pay the loan off in full, bring the loan current, and/or a potential loan workout

	inlcluding a short term 6-12 month extension of the Maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	487100005	0.00	4.40000%	0.00	4.40000%	8	06/29/20	05/01/20	06/29/20
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	487100005 11/18/22	37,738,066.55	56,700,000.00	39,635,260.68	1,477,416.12	39,635,260.68	38,157,844.56	0.00	0.00	0.00	0.00	0.00%
16	1238909 10/17/16	17,256,823.56	26,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		37,738,066.55	56,700,000.00	39,635,260.68	1,477,416.12	39,635,260.68	38,157,844.56	0.00	0.00	0.00	0.00
Cumulative Totals		54,994,890.11	83,300,000.00	39,635,260.68	1,477,416.12	39,635,260.68	38,157,844.56	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	487100005	11/18/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	1238909	10/25/16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	26,909.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	(42,472.83)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(330.00)	0.00
13	0.00	0.00	4,490.43	0.00	0.00	19,467.23	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	3,743.12	0.00	0.00	0.00	0.00	81,600.07	0.00	0.00	0.00	0.00
28	0.00	0.00	1,244.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,021.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(4,063.40)	0.00	0.00	19,467.23	0.00	81,600.07	0.00	0.00	(330.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		96,673.90

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26